RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended											6 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Apr. 30, 2022	Jan. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Feb. 29, 2020	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Long-term debt outstanding		$ 21,904										$ 560,835
Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued				3,000,000
President [Member]
Related Party Transaction [Line Items]
Loan amount	$ 25,000				$ 25,000					$ 10,000
Interest rate	7.00%				7.00%					5.00%
Maturity date	Mar. 31, 2024				Mar. 30, 2024					Oct. 21, 2023
Warrant [Member]
Related Party Transaction [Line Items]
Line of credit								$ 250,000
Warrants issued								40,000
Warrants purchase								40,000
Exercised of shares												0
Richardson And Associates [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties		238,484										$ 245,672
Related party expenses												$ 17,188	$ 48,561
Eagle Rock Investments [Member]
Related Party Transaction [Line Items]
Line of credit									$ 250,000
Loan amount						$ 50,000
Long-term debt outstanding				$ 320,242
Eagle Rock Investments [Member] | Principal Amount Converted [Member]
Related Party Transaction [Line Items]
Debt converted, amount converted				300,000
Eagle Rock Investments [Member] | Accrued Interest Converted [Member]
Related Party Transaction [Line Items]
Debt converted, amount converted				$ 20,242
Christopher Stuart [Member]
Related Party Transaction [Line Items]
Payments for repurchase of warrants											$ 50,000
Conversion rate											$ 5.00
Exercised of shares									8,750
Warrants exercise price									$ 5.00
Shares issued other, value									$ 43,750
Shares issued other, shares									8,750
Mr Stuart [Member]
Related Party Transaction [Line Items]
Loan amount		$ 100,000	$ 50,000		$ 100,000		$ 100,000
Interest rate		7.00%	7.00%
Maturity date		Dec. 31, 2023	Dec. 31, 2023